Starwood Mortgage Residential Trust 2021-6 ABS-15G

Exhibit 99.13

Client Name:	XXXXXX
Client Project Name:	STAR 2021-6
Start - End Dates:	12/12/2018 - 09/16/2021
Deal Loan Count:	55

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5115	TRID - Closing Disclosure: The Creditors Brokers or Contact persons NMLS or State ID is missing	1
Total				1

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